Issued capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Issued capital [Text Block]

12) Issued capital

a) Authorized

Unlimited common shares without par value.

b) Issued

	Year ended December 31, 2023		Year ended December 31, 2022
	Number of Shares	Cost	Number of Shares	Cost
Balance, beginning of the year	64,006	$411,646	64,727	$415,982
Exercise of warrants (note 13)	-	-	10	124
Exercise of stock options (note 13)	-	-	36	320
Exercise of restricted share units (note 13)	45	649	106	1,308
Share repurchase	-	-	(873)	(6,088)
Balance, end of the year	64,051	$412,295	64,006	$411,646